THE ENVIRONMENT	12 Months Ended
Dec. 31, 2019
Disclosure of interest in funds [text block] [Abstract]
Disclosure of interest in funds [text block]

NOTE 36 - THE ENVIRONMENT

LATAM Airlines Group S.A has a commitment to sustainable development seeking to generate value taking into account the governance, environmental and social aspects. The company manages environmental issues at a corporate level, centralized in the Sustainability Management. For the company to monitor and minimize its impact on the environment is a commitment of the highest level; where the continuous improvement and contribute to the solution of the global climate change problem, generating added value to the company and the region, are the pillars of its management.

One of the functions of the Sustainability Management in environmental issues, together with the various areas of the Company, is to ensure environmental compliance, implement a management system and environmental programs that comply with the requirements every day more demanding worldwide; in addition to continuous improvement programs in their internal processes, which generate environmental, social and economic benefits and which are added to those currently carried out.

Within the sustainability strategy, the Environment dimension of LATAM Airlines Group S.A., is called Climate Change and is based on the goal of achieving world leadership in this area, and for which we work on the following aspects:

i. Carbon footprint

ii. Eco Efficiency

iii. Sustainable Alternative Energy

iv. Standards and Certifications

This is how, during 2019, the following initiatives have been carried out:

-	Implementation of an Environmental Management System for the main operations of the company. It is highlighted that the company during 2018 has recertified its environmental management system in Miami facilities following the guidelines of the international standard ISO 14.001.
-	Maintenance of the Stage 2 Certification of IATA Environmental Assestment (IEnvA) whose scope is the international flights operated from Chile, the most advanced level of this certification; being the first in the continent and one of the four airlines in the world that have this certification.

-	Maintenance of the Stage 1 Certification of IEnvA of our operation in Colombian, achieved in 2018

-	Preparation of the environmental chapter for the sustainability report of the company 2019, which allows to measure progress in environmental issues.

-	Answer to the questionnaire of the DJSI.

-	Measurement and external verification of the Corporate Carbon Footprint.

-	Neutralization of domestic air operations in Colombia.

-	Neutralization of land operations in all spanish speaking countries through the purchase of carbon credits for an emblematic project in the Amazon.

-	Incorporation of 100% electric power from renewable sources in the maintenance base facilities and the corporate building of operations in Chile.

-	Implementation of the Recycle Your Trip program, which seeks to manage the waste generated on board domestic flights in Chile. This program aims to incorporate a hub every 6 months.

It is highlighted that in 2019, LATAM Airlines Group maintained its inclusion for the sixth consecutive year in the world category of the Dow Jones Sustainability Index, with only 3 airlines in the world belonging to this select group.